Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment	Property and equipment, net is recorded at cost less accumulated depreciation. Depreciation expense is recorded using the straight-line method over the estimated useful lives of the related assets, which are as follows:
Estimated Useful Life
Computer equipment	3 years
Manufacturing equipment	5 years
Furniture and equipment	5 years
Laboratory equipment	5 years
Leasehold improvements	Shorter of remaining lease term or useful life